Accounts Payable and Accrued Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 9,856	$ 6,566
Accrued operating expense	6,264	11,448
Accrued administrative expense	7,504	9,059
Accounts payable and accrued expenses	$ 23,624	$ 27,073